Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Our cybersecurity risk management program is designed to align with industry best practices and provides a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of technology and technology services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework is aligned with the five core functions of the National Institute of Standards and Technology’s Cybersecurity Framework: Identify, Protect, Detect, Respond, and Recover. Each function contains categories, further broken down into subcategories, providing a structured approach to managing cyber risks and enabling us to identify and prioritize specific areas for improvement based on identified risks, measure and track progress in improving our cybersecurity posture over time and communicate and collaborate effectively with respect to cybersecurity risks and controls across the organization. Our cybersecurity team also engages third-party security experts for risk assessment, consultancy and system enhancements. We include minimum cybersecurity requirements in our contracts with vendors and we have a process in place to periodically assess cybersecurity capabilities of critical IT vendors. In addition, our cybersecurity team provides training to all employees on a regular basis.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is integrated to our overall enterprise risk management program.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the audit committee of the board of directors. The audit committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The audit committee also reports material cybersecurity risks to our full board of directors. Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our Chief Technology Officer (CTO) who receives reports from our Cybersecurity Director and our cybersecurity team and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our Cybersecurity Director has 20 years of experience in the information security and IT audit fields and holds a Certified Information Systems Security Professional (CISSP) certification from The International Information System Security Certification Consortium (ISC2). Management, including the CTO and the Cybersecurity Director, regularly update the audit committee on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports semi-annually that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Cybersecurity risk management is integrated to our overall enterprise risk management program. Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the audit committee of the board of directors.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management, including the CTO and the Cybersecurity Director, regularly update the audit committee on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports semi-annually that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Role of Management [Text Block]	The audit committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The audit committee also reports material cybersecurity risks to our full board of directors. Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our Chief Technology Officer (CTO) who receives reports from our Cybersecurity Director and our cybersecurity team and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our Cybersecurity Director has 20 years of experience in the information security and IT audit fields and holds a Certified Information Systems Security Professional (CISSP) certification from The International Information System Security Certification Consortium (ISC2). Management, including the CTO and the Cybersecurity Director, regularly update the audit committee on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports semi-annually that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The audit committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The audit committee also reports material cybersecurity risks to our full board of directors. Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Cybersecurity Director has 20 years of experience in the information security and IT audit fields and holds a Certified Information Systems Security Professional (CISSP) certification from The International Information System Security Certification Consortium (ISC2)
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity programs are under the direction of our Chief Technology Officer (CTO) who receives reports from our Cybersecurity Director and our cybersecurity team and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true